Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 262,253	$ 239,809	$ 248,752
Securitization and structured entities' liabilities	25,158	25,486	$ 25,610
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured note liabilities	24,800	22,665
Metal deposits	181	139
Securitization and structured entities' liabilities	1,163	855
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	6,218	5,022
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 59	$ 134